TF P-1

                       SUPPLEMENT DATED JANUARY 1, 2003
      TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                 Franklin Tennessee Municipal Bond Income Fund

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund

                            FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
               Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                 Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                       Franklin Texas Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund

The prospectus is amended as follows:

The first five items under "COMMISSION" of the "CLASS A" column of the table under the section "DEALER COMPENSATION" is replaced with the following:

                                         CLASS A
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 Commission (%)                            --
 Investment under $100,000                4.00
 $100,000 but under $250,000              2.80
 $250,000 but under $500,000              2.00
 $500,000 but under $1 million            1.60

               Please keep this supplement for future reference